Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Taxes
Loss before income taxes consisted of (in thousands):

	Year Ended December 31,
	2024	2023	2022
Domestic	$(25,933)	$(46,847)	$(39,077)
Foreign	15,427	14,906	16,036
Loss before income taxes	$(10,506)	$(31,941)	$(23,041)

Schedule of Income Tax Expense
The components of the Company’s income tax expense (benefit) consisted of the following (in thousands):

	Year Ended December 31,
	2024	2023	2022
Current income taxes:
Federal	$—	$5,574	$(4,766)
State and local	94	71	1,629
Foreign	4,771	3,728	2,750
Current income taxes	$4,865	$9,373	$(387)
Deferred income taxes:
Federal	$(57)	$105,236	$(11,227)
State and local	—	17,888	(5,945)
Foreign	(244)	—	(242)
Deferred income taxes	(301)	123,124	(17,414)
Income tax expense (benefit)	$4,564	$132,497	$(17,801)

Schedule of Reconciliation of Income Tax Expense
A reconciliation of income tax expense (benefit) from operations computed at the U.S. federal statutory income tax rate to the Company’s effective income tax rate are as follows:

	Year Ended December 31,
	2024	2023	2022
Expected U.S. federal income taxes at statutory rate	21.0%	21.0%	21.0%
State and local income taxes, net of federal benefit	(3.5)	(56.2)	20.2
Foreign taxes	(34.2)	(9.3)	(9.9)
Foreign tax credit	—	—	11.7
Foreign deferred tax	—	—	0.0
Non-deductible expenses	(4.7)	(0.9)	(2.1)
Change in valuation allowance	(3.9)	(340.5)	47.2
Non-controlling interest	(0.7)	(6.8)	2.6
Share-based compensation	(11.0)	(1.6)	(19.8)
Return to provision	1.0	(23.8)	4.9
Other, net	(7.4)	3.3	1.5
Income tax expense	(43.4)%	(414.8)%	77.3%

Schedule of Deferred Tax Assets and Liabilities
The significant items comprising deferred tax assets and liabilities is as follows (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Investment in partnership	$82,486	$79,989
Tax receivable agreement liability	—	2,150
Stock-based compensation	7,266	6,790
Foreign tax credit	62	62
Section 163(j) interest	9,149	6,348	(1)
Other carryforwards	218	146
Net operating loss carryforward	33,424	34,867
Gross deferred tax assets	132,605	130,352
Valuation allowance	(132,605)	(130,352)
Deferred tax assets, net of valuation allowance	—	—
Deferred tax liabilities:
Property and equipment	(542)	(402)
Gross deferred tax liabilities	(542)	(402)
Net deferred tax assets	$(542)	$(402)
(1) The prior years' Section 163(j) interest deferred tax asset has been disaggregated from investment in partnership to conform to current-year presentation.